THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY   MOODY'S/       MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION            TYPE        S&P           DATE         RATE      VALUE
--------------    -----------------------------------  --------  -----------  --------------   ------  ------------
LONG-TERM INVESTMENTS (96.4%)
ALASKA (1.2%)
$    2,000        North Slope Borough, (Capital
                    Appreciation, Series A, Zero
                    Coupon), MBIA Insured ...........       GO     Aaa/AAA       06/30/01       0.000% $  1,575,960
                                                                                                       ------------

ARIZONA (2.0%)
     1,015        Tucson, (Street & Highway User
                    Revenue, Senior Lien, Series
                    1994-B), MBIA Insured ...........       RB     Aaa/AAA       07/01/11       7.500     1,223,958
     1,250        Tucson, (Street & Highway User
                    Revenue, Senior Lien, Series
                    1994-B), MBIA Insured ...........       RB     Aaa/AAA       07/01/12       7.500     1,513,987
                                                                                                       ------------
                      TOTAL ARIZONA .................                                                     2,737,945
                                                                                                       ------------

CALIFORNIA (2.4%)
     1,000        California ........................       GO      A1/A+        02/01/09       6.600     1,107,720
     1,000        California ........................       GO      A1/A+        09/01/10       6.500     1,105,580
     1,000        Kaweah Delta Hospital District,
                    Tulare County, (Series F, due
                    06/01/14) .......................       PP      NR/NR        06/01/97(b)    5.250     1,009,310
                                                                                                       ------------
                      TOTAL CALIFORNIA ..............                                                     3,222,610
                                                                                                       ------------

GEORGIA (4.3%)
     3,500        Georgia, (Series D) ...............       GO     Aaa/AA+       09/01/13       3.250     2,655,905
     1,000        Gwinnett County School District,
                    (Refunding, Series B) ...........       GO     Aa1/AA        02/01/07       6.400     1,104,200
       750        Municipal Electric Authority,
                    (First Crossover, General
                    Resolution) .....................       SO       A/A         01/01/12       6.500       811,312
     1,000        Municipal Electric Authority,
                    Project 1, (Sixth Crossover),
                    AMBAC Insured ...................       RB     Aaa/AAA       01/01/08       7.000     1,143,510
                                                                                                       ------------
                      TOTAL GEORGIA .................                                                     5,714,927
                                                                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY   MOODY'S/       MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION            TYPE        S&P           DATE         RATE      VALUE
--------------    -----------------------------------  --------  -----------  --------------   ------  ------------
ILLINOIS (4.7%)
$    1,355        Chicago Metropolitan Water
                    Reclamation District, (Greater
                    Chicago, Capital Improvement) ...       GO      Aa/AA        12/01/09       5.600% $  1,376,612
     2,200        Chicago Motor Fuel Tax Revenue,
                    (Refunding), AMBAC Insured ......       RB     Aaa/AAA       01/01/09       6.125     2,343,418
     2,500        Illinois, Sales Tax Revenue,
                    (Refunding, Series Q) ...........       RB     A1/AAA        06/15/12       6.000     2,614,000
                                                                                                       ------------
                      TOTAL ILLINOIS ................                                                     6,334,030
                                                                                                       ------------

MASSACHUSETTS (0.8%)
     1,000        Massachusetts Bay Transportation
                    Authority, General Transportation
                    System, (Refunding, Series A) ...       RB      A1/A+        03/01/08       7.000     1,145,120
                                                                                                       ------------

NEVADA (0.9%)
     2,450        Clark County School District, Zero
                    Coupon, (Refunding, Series B),
                    FGIC Insured ....................       GO     Aaa/AAA       03/01/09       0.000     1,220,541
                                                                                                       ------------

NEW JERSEY (3.2%)
     2,000        New Jersey Transportation Traffic
                    Authority, (Refunding, Series B),
                    MBIA Insured ....................       RB     Aaa/AAA       06/15/10       6.500     2,219,160
     2,000        New Jersey Turnpike Authority,
                    (Series A) ......................       RB    Baa1/BBB+      01/01/98       5.200     2,022,560
                                                                                                       ------------
                      TOTAL NEW JERSEY ..............                                                     4,241,720
                                                                                                       ------------

NEW YORK (69.0%)
     2,250        Grand Central District Management
                    Association Inc., (Business
                    Improvement District,
                    Prerefunded, due 01/01/22) ......       SO     Aaa/AAA       01/01/02(b)    6.500     2,476,057
       555        Islip, (Prerefunded, due 06/01/01),
                    MBIA Insured ....................       GO     Aaa/AAA       06/01/98(b)    7.300       594,161

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY   MOODY'S/       MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION            TYPE        S&P           DATE         RATE      VALUE
--------------    -----------------------------------  --------  -----------  --------------   ------  ------------
NEW YORK (CONTINUED)
$    1,370        Metropolitan Transportation
                    Authority, (NY Service Contract,
                    Commuter Facilities, Refunding,
                    Series N) .......................       RB    Baa1/BBB       07/01/02       6.625% $  1,472,901
     1,500        Metropolitan Transportation
                    Authority, (NY Service Contract,
                    Commuter Facilities, Refunding,
                    Series O) .......................       RB    Baa1/BBB       07/01/08       5.750     1,499,850
     1,500        Metropolitan Transportation
                    Authority, (NY Transportation
                    Facilities, Refunding, Series K),
                    MBIA Insured ....................       RB     Aaa/AAA       07/01/07       6.300     1,650,045
        55        Monroe County, (Public Improvement,
                    Prerefunded, Escrowed to
                    Maturity), AMBAC Insured ........       GO     Aaa/AAA       06/01/08       5.875        58,213
     1,075        Monroe County, (Public Improvement,
                    Unrefunded Balance), AMBAC
                    Insured .........................       GO     Aaa/AAA       06/01/08       5.875     1,131,061
     2,000        Municipal Assistance Corporation
                    for City of New York, (Refunding,
                    Series 68) .                            RB     Aa/AA-        07/01/99       7.000     2,130,580
     2,000        Municipal Assistance Corporation
                    for City of New York, (Refunding,
                    Series D), AMBAC Insured ........       RB     Aaa/AAA       07/01/00       6.000     2,100,260
     1,475        New York City Municipal Water
                    Finance Authority, (Water and
                    Sewer Systems, Prerefunded,
                    Series A, due 06/15/09) .........       RB     NR/AAA        06/15/99(b)    7.375     1,609,771
     1,750        New York City, (Refunding, Series
                    A) ..............................       GO    Baa1/BBB+      08/01/02       5.750     1,775,795
     1,250        New York City, (Refunding, Series
                    A) ..............................       GO    Baa1/BBB+      08/01/04       7.000     1,349,788
     6,000        New York City, (Refunding, Series
                    A, due 08/01/03) ................       GO    Baa1/BBB+      08/01/02(b)    6.250     6,214,980
     1,070        New York City, (Refunding, Series
                    C) ..............................       GO    Baa1/BBB+      02/01/04       6.000     1,087,644
     1,500        New York City, (Refunding, Series
                    H) ..............................       GO    Baa1/BBB+      03/15/05       6.500     1,568,340
     1,500        New York City, (Refunding, Series
                    H, Escrowed to Maturity) ........       GO     Aaa/AAA       08/01/00       7.875     1,676,415

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY   MOODY'S/       MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION            TYPE        S&P           DATE         RATE      VALUE
--------------    -----------------------------------  --------  -----------  --------------   ------  ------------
NEW YORK (CONTINUED)
$    3,700        New York State Dormitory Authority,
                    (City University System,
                    Prerefunded, Series A, due
                    07/01/20) .......................       RB     Aaa/BBB       07/01/00(b)    7.625% $  4,158,800
     1,000        New York State Dormitory Authority,
                    (City University System,
                    Refunding, Series D) ............       RB    Baa1/BBB       07/01/03       8.750     1,192,820
     1,175        New York State Dormitory Authority,
                    (Mental Health Services
                    Facilities Improvements, Series
                    B) ..............................       RB    Baa1/BBB+      02/15/09       6.500     1,258,625
     1,750        New York State Dormitory Authority,
                    (State University Educational
                    Facilities, Prerefunded, Series
                    B, due 05/15/15) ................       RB    Aaa/BBB+       05/15/00(b)    7.250     1,939,595
     1,500        New York State Dormitory Authority,
                    (State University Educational
                    Facilities, Refunding, Series
                    A) ..............................       RB    Baa1/BBB+      05/15/04       6.500     1,607,700
     1,500        New York State Dormitory Authority,
                    (State University Educational
                    Facilities, Refunding, Series A),
                    AMBAC Insured ...................       RB     Aaa/AAA       05/15/07       5.500     1,544,925
     1,000        New York State Dormitory Authority,
                    (State University Educational
                    Facilities, Series A) ...........       RB    Baa1/BBB       05/15/99       6.625     1,050,480
     1,210        New York State Dormitory Authority,
                    (University of Rochester, Series
                    A) ..............................       RB      A1/A+        07/01/06       6.500     1,331,944
     1,000        New York State Housing Finance
                    Agency, (Service Contract
                    Obligation, Prerefunded, Series
                    A, due 09/15/20) ................       RB     Aaa/AAA       03/15/01(b)    7.800     1,142,480
     1,250        New York State Local Government
                    Assistance Corp., (Prerefunded,
                    Series A, due 04/01/16), GO of
                    Corp. ...........................       RB     Aaa/AAA       04/01/01(b)    7.000     1,391,675

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY   MOODY'S/       MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION            TYPE        S&P           DATE         RATE      VALUE
--------------    -----------------------------------  --------  -----------  --------------   ------  ------------
NEW YORK (CONTINUED)
$    1,000        New York State Local Government
                    Assistance Corp., (Prerefunded,
                    Series A, due 04/01/21), GO of
                    Corp. ...........................       RB     Aaa/AAA       04/01/02(b)    7.125% $  1,133,440
     3,350        New York State Local Government
                    Assistance Corp., (Refunding,
                    Series E) .......................       RB       A/A         04/01/14       6.000     3,505,909
     1,000        New York State Local Government
                    Assistance Corp., (Series A) ....       RB       A/A         04/01/00       6.200     1,049,570
     1,000        New York State Local Government
                    Assistance Corp., (Series C) ....       RB       A/A         04/01/12       6.000     1,048,500
     1,500        New York State Medical Care
                    Facilities Finance Agency,
                    (Mental Health Services,
                    Refunding, Series F) ............       RB    Baa1/BBB+      02/15/03       6.000     1,556,895
     1,000        New York State Medical Care
                    Facilities Finance Agency,
                    (Prerefunded, due 02/15/19) .           RB     Aaa/AAA       02/15/99(b)    7.800     1,097,470
     1,565        New York State Medical Care
                    Facilities Finance Agency, (St.
                    Lukes Hospital, Prerefunded,
                    Series B, due 02/15/29), FHA
                    Insured .........................       RB     Aaa/AAA       02/15/00(b)    7.450     1,733,848
     2,000        New York State Power Authority,
                    Revenue & General Purpose,
                    (Refunding, Series W) ...........       RB     Aa/AA-        01/01/03       6.625     2,192,700
     2,195        New York State Power Authority,
                    Revenue & General Purpose,
                    (Refunding, Series W) ...........       RB     Aa/AA-        01/01/08       6.500     2,406,115
     2,000        New York State Thruway Authority
                    Service Contract, (Local Highway
                    & Bridge) .......................       RB    Baa1/BBB       04/01/05       6.000     2,071,300
     3,000        New York State Thruway Authority,
                    (Highway & Bridge, Series A),
                    MBIA Insured ....................       RB     Aaa/AAA       04/01/04       6.250     3,261,510
     2,470        New York State Urban Development
                    Corp., (Center for Industrial
                    Innovation, Refunding) ..........       RB    Baa1/BBB       01/01/06       6.250     2,568,183

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY   MOODY'S/       MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION            TYPE        S&P           DATE         RATE      VALUE
--------------    -----------------------------------  --------  -----------  --------------   ------  ------------
NEW YORK (CONTINUED)
$    1,155        New York State Urban Development
                    Corp., (Center for Industrial
                    Innovation, Refunding) ..........       RB    Baa1/BBB       01/01/07       6.250% $  1,214,679
       500        New York State Urban Development
                    Corp., (Correctional Capital
                    Facilities, Prerefunded, Series
                    1, due 01/01/14) ................       RB     Aaa/NR        01/01/00(b)    7.750       558,070
     3,000        New York State Urban Development
                    Corp., (Correctional Capital
                    Facilities, Series 2, due
                    01/01/21) .......................       RB     Aaa/NR        01/01/01(b)    6.500     3,220,020
     5,250        New York State, (Refunding, Series
                    A) ..............................       GO      A/A-         07/15/06       6.500     5,793,480
     2,000        New York State, (Refunding, Series
                    A) ..............................       GO      A/A-         07/15/07       6.000     2,115,440
     3,500        New York State, (Refunding, Series
                    C) ..............................       GO      A/A-         10/01/04       6.000     3,740,415
     1,030        Suffolk County Water Authority,
                    (due 06/01/04), AMBAC Insured ...       RB     Aaa/AAA       06/01/00(b)    6.600     1,120,413
     3,000        Triborough Bridge & Tunnel
                    Authority, (Prerefunded, Series
                    T, due 01/01/20) ................       RB     Aaa/A+        01/01/01(b)    7.000     3,325,650
     1,000        Triborough Bridge & Tunnel
                    Authority, (Refunding, Series
                    X) ..............................       RB      Aa/A+        01/01/12       6.625     1,118,330
     1,500        Triborough Bridge & Tunnel
                    Authority, (Refunding, Series
                    Y) ..............................       RB      Aa/A+        01/01/07       5.900     1,583,955
                                                                                                       ------------
                      TOTAL NEW YORK ................                                                    92,430,797
                                                                                                       ------------

PUERTO RICO (5.5%)
     1,750        Puerto Rico Commonwealth Aqueduct &
                    Sewer Authority, (Refunding),
                    MBIA Insured .                          RB     Aaa/AAA       07/01/07       6.000     1,878,958
     1,000        Puerto Rico Commonwealth Highway &
                    Transportation Authority, (Series
                    Y), MBIA Insured ................       RB     Aaa/AAA       07/01/06       6.250     1,093,040

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY   MOODY'S/       MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION            TYPE        S&P           DATE         RATE      VALUE
--------------    -----------------------------------  --------  -----------  --------------   ------  ------------
PUERTO RICO (CONTINUED)
$    1,000        Puerto Rico Commonwealth Highway &
                    Transportation Authority, (Series
                    Y), MBIA Insured ................       RB     Aaa/AAA       07/01/07       6.250% $  1,094,190
     3,000        University of Puerto Rico,
                    (Refunding, Series N) ...........       RB     Aaa/AAA       06/01/05       6.250     3,291,930
                                                                                                       ------------
                      TOTAL PUERTO RICO .............                                                     7,358,118
                                                                                                       ------------

TEXAS (0.2%)
       200        Austin, Water Sewer & Electric,
                    (Refunding, Escrowed to
                    Maturity) .......................       RB      A/A-         11/15/97      13.500       220,610
                                                                                                       ------------

MISCELLANEOUS (0.4%)
       500        Mashantucket Western Pequot Tribe,
                    (Special Revenue, Series A),
                    144A ............................       RB     Baa/BBB       09/01/02       6.250       511,610
                                                                                                       ------------

U.S. TREASURY OBLIGATIONS (1.8%)
     2,500        United States Treasury Bonds ......                            08/15/26       6.750     2,441,675
                                                                                                       ------------
                      TOTAL LONG TERM INVESTMENTS (COST $127,087,952) ...............................   129,155,663
                                                                                                       ------------
SHORT-TERM INVESTMENTS (2.2%)
GEORGIA (0.4%)
       500        Burke County Development Authority,
                    (PCR, Georgia Power Co., Series
                    1994, Vogtle Project-4th Series,
                    due 09/01/25) ...................     VRDN    VMIG1/NR       10/01/96(a)    3.900       500,000
                                                                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY   MOODY'S/       MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION            TYPE        S&P           DATE         RATE      VALUE
--------------    -----------------------------------  --------  -----------  --------------   ------  ------------
NEW YORK (1.8%)
$      200        New York City Municipal Water
                    Finance Authority, (Water and
                    Sewer Systems, Series 1995A, due
                    06/15/25), FGIC Insured .........     VRDN   VMIGI/A-1+      10/01/96(a)    4.000% $    200,000
     2,200        New York City, (Series B, due
                    10/01/20) .......................     VRDN   VMIGI/A-1+      10/01/96(a)    4.000     2,200,000
                                                                                                       ------------
                      TOTAL NEW YORK ................                                                     2,400,000
                                                                                                       ------------
                      TOTAL SHORT-TERM INVESTMENTS (COST $2,900,000) ................................     2,900,000
                                                                                                       ------------
                  TOTAL INVESTMENTS (COST $129,987,952) (98.6%) .....................................   132,055,663
                  OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%) ......................................     1,934,497
                                                                                                       ------------
                  NET ASSETS (100.0%) ...............................................................  $133,990,160
                                                                                                       ------------
                                                                                                       ------------

------------------------------
Note: Based on the cost of investments of $129,987,952 for federal income tax purposes at September 30, 1996, the aggregate gross unrealized appreciation and depreciation was $2,553,337 and $485,626, respectively, resulting in net unrealized appreciation of investments of $2,067,711.

(a)Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b)The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

Definition of terms used:

AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, GO of Corp. - General Obligation of Corp., MBIA - Municipal Bond Investors Assurance Corp., PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond, SO - Special Obligation, VRDN - Variable Rate Demand Note.

Crossover Refunded-Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

Escrowed to Maturity-Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.

Prerefunded-Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding-Bonds for which the issuer has issued new bonds and cancelled the old issue.

144A-Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $129,987,952 )           $  132,055,663
Cash                                                        24,404
Interest Receivable                                      1,980,269
Deferred Organization Expenses                               5,776
Prepaid Expenses and Other Assets                              647
                                                    --------------
    Total Assets                                       134,066,759
                                                    --------------

LIABILITIES
Advisory Fee Payable                                        31,602
Administrative Services Fee Payable                         10,176
Custody Fee Payable                                          2,777
Accrued Trustees' Fees and Expenses                            613
Fund Services Fee Payable                                      298
Administration Fee Payable                                     252
Accrued Expenses                                            30,881
                                                    --------------
    Total Liabilities                                       76,599
                                                    --------------

NET ASSETS
Applicable to Investors' Beneficial Interests       $  133,990,160
                                                    --------------
                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $2,958,675

EXPENSES
Advisory Fee                                        $171,461
Custodian Fees and Expenses                           26,509
Professional Fees and Expenses                        24,674
Administrative Services Fee                           15,672
Administration Fee                                     5,082
Fund Services Fee                                      2,757
Trustees' Fees and Expenses                            2,004
Amortization of Organization Expenses                  1,157
Miscellaneous                                          4,046
                                                    --------
    Total Expenses                                               253,362
                                                              ----------
NET INVESTMENT INCOME                                          2,705,313

NET REALIZED GAIN ON INVESTMENTS                                   7,928

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    167,238
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $2,880,479
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                    SEPTEMBER 30,    FOR THE FISCAL
                                                         1996          YEAR ENDED
                                                     (UNAUDITED)     MARCH 31, 1996
                                                    --------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                               $   2,705,313    $    3,877,559
Net Realized Gain on Investments                            7,928           547,038
Net Change in Unrealized Appreciation of
  Investments                                             167,238           916,458
                                                    --------------   --------------
    Net Increase in Net Assets Resulting from
    Operations                                          2,880,479         5,341,055
                                                    --------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          39,141,553        45,071,889
Withdrawals                                            (6,701,367)      (10,574,756)
                                                    --------------   --------------
    Net Increase from Investors' Transactions          32,440,186        34,497,133
                                                    --------------   --------------
    Total Increase in Net Assets                       35,320,665        39,838,188

NET ASSETS
Beginning of Period                                    98,669,495        58,831,307
                                                    --------------   --------------
End of Period                                       $ 133,990,160    $   98,669,495
                                                    --------------   --------------
                                                    --------------   --------------

--------------------------------------------------------------------------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD
                                                                                          APRIL 11, 1994
                                                         FOR THE                          (COMMENCEMENT
                                                     SIX MONTHS ENDED    FOR THE FISCAL         OF
                                                    SEPTEMBER 30, 1996     YEAR ENDED     OPERATIONS) TO
                                                       (UNAUDITED)       MARCH 31, 1996   MARCH 31, 1995
                                                    ------------------   --------------   --------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.44%(a)             0.44%            0.48%(a)
  Net Investment Income                                   4.72%(a)             4.72%            4.59%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                   --                   --             0.03%(a)
Portfolio Turnover                                           7%(b)               41%              63%(b)

------------------------
(a)Annualized.

(b)Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on April 11, 1994. The Portfolio's investment objective is to provide a high after-tax total return for New York residents consistent with moderate risk of capital. The Portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. Securities or other assets for which market quotations are not readily available are valued in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)The Portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan a fee at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended September 30, 1996, such fees amounted to $171,461.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from April 1, 1996 through July 31, 1996, such fees amounted to $4,617. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through September 30, 1996, the fee for these services amounted to $465.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from April 1, 1996 through July 31, 1996, the fee for these services amounted to $8,835.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above (see Note 2b). For the period from August 1, 1996 through September 30, 1996, the fee for these services amounted to $6,837.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $2,757 for the six months ended September 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended September 30, 1996, were as follows:

                                                         COST OF            PROCEEDS
                                                        PURCHASES          FROM SALES
                                                    -----------------   -----------------
Municipal Obligations.............................     $   36,456,970      $    7,389,836
U.S. Government and Agency Obligations............          2,376,171          --
                                                    -----------------   -----------------
                                                       $   38,833,141      $    7,389,836
                                                    -----------------   -----------------
                                                    -----------------   -----------------

22